Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Operating revenue		$ 429,981	$ 416,394	$ 378,496
Expenses
Employee compensation and benefits		388,465	242,967	210,414
General, administrative and other		82,374	88,458	92,955
Total operating expenses		470,839	331,425	303,369
Operating income (loss)		(40,858)	84,969	75,127
Investment income		10,742	7,521	16,963
Interest expense		(23,446)	(25,680)	(26,468)
Other income (expense)		(9,562)	(4,494)	(542)
Net other income (expense)		(22,266)	(22,653)	(10,047)
Income (loss) before income taxes		(63,124)	62,316	65,080
Income taxes		4,506	2,318	1,395
Net income		(67,630)	59,998	63,685
Less: Net income attributable to redeemable noncontrolling interest		14,069	0	0
Less: Net income attributable to noncontrolling interests in subsidiaries		11,617	13,221	24,486
Less: Net income (loss) attributable to noncontrolling interests in GCMH		(100,823)	46,777	39,199
Net income attributable to GCM Grosvenor Inc.		$ 7,507	$ 0	$ 0
Earnings (loss) per share of Class A common stock:
Basic (in dollars per share)	[1]	$ 0.19	$ 0	$ 0
Diluted (in dollars per share)	[1]	$ (0.50)	$ 0	$ 0
Weighted average shares of Class A common stock outstanding:
Basic (in shares)	[1]	39,984,515	0	0
Diluted (in shares)	[1]	184,219,761	0	0
Management fees
Revenues
Operating revenue		$ 310,745	$ 324,716	$ 315,598
Incentive fees
Revenues
Operating revenue		111,650	84,165	57,059
Other operating income
Revenues
Operating revenue		$ 7,586	$ 7,513	$ 5,839

[1]	Represents earnings (loss) per share of Class A common stock and weighted-average shares of Class A common stock outstanding for the period from November 17, 2020 through December 31, 2020, the period following the Transaction, as defined in Note 3 (see Note 19).